Securities (Tables)	12 Months Ended
Dec. 31, 2016
Trading Securities [Abstract]
Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities
The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2016:
U.S. government agencies	$39,000	$—	$(486)	$38,514
State and political subdivisions	1,249	3	—	1,252

	$40,249	$3	$(486)	$39,766

Available-for-sale Securities:
December 31, 2015:
U.S. government agencies	$32,000	$11	$(50)	$31,961
State and political subdivisions	2,637	25	—	2,662

	$34,637	$36	$(50)	$34,623

Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities, by Contractual Maturity
The amortized cost and fair value of available-for-sale securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale
	Amortized	Fair
	Cost	Value
	(In thousands)

Within one year	$250	$250
One to five years	39,999	39,516

Totals	$40,249	$39,766

Investments' Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in Continuous Unrealized Loss Position
The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015:

December 31, 2016
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)

US Government agencies	$38,514	$(486)	$—	$—	$38,514	$(486)

Total temporarily impaired securities	$38,514	$(486)	$—	$—	$38,514	$(486)

December 31, 2015
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)

US Government agencies	$23,950	$(50)	$—	$—	$23,950	$(50)

Total temporarily impaired securities	$23,950	$(50)	$—	$—	$23,950	$(50)